                [State Farm Life Insurance Company Letterhead]

                                   May 1, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

          RE:  State Farm Life Insurance Company Variable Annuity Separate
             Account (File No. 333-19189)

Gentlemen:

     On behalf of the above-referenced registrant, and in lieu of filing a prospectus pursuant to Rule 497(c) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus and statement of additional information that would have been filed would not have differed from the prospectus contained in the registrant's most recent post-effective amendment filed with the Securities and Exchange Commission on April 27, 2000.

     Please contact the undersigned at 309-735-6701 if you have any questions about this filing.

                                        Sincerely,


                                        /s/ Brian Lord
                                        Brian Lord
                                        Assistant Counsel

BL:bc